Investments In Affiliated Companies, Partnership And Other Companies (Investments In Companies Accounted For Under The Equity Method) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	$ 119,890		$ 125,816
Equity Method Investments, additional investment through convertible bonds	4,620		6,222		4,241
Subsidiary F [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	75,765	[1]	73,007	[1]
Equity method investment ownership percentage	50.00%
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	10,322	[2]	13,515	[2]
Rafael Advanced Defense Systems Ltd
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage	50.00%
Subsidiary G [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	4,072	[3]	12,535	[3]
Equity method investment ownership percentage	50.00%
Subsidiary H [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage	50.00%
Subsidiary I [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	16,434	[4]	14,452	[4]
Equity method investment ownership percentage	50.00%
Subsidiary Of Rafael
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage	49.99999%
Subsidiary J [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments	13,297	[5]	12,307	[5]
Ownership percentage in subsidiaries	40.00%
Subsidiary K [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage	19.00%
Additions to equity method investments	2,500
Equity Method Investments, Additional Investments through Convertible Bonds, Maximum Possible Ownership Percentage Held	50.00%
Convertible Debt Securities [Member] | Subsidiary K [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity Method Investments, additional investment through convertible bonds	$ 1,900
Vesting period	2 years

[1]	Subsidiary F is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. (“Rafael”). Subsidiary F is engaged in the development and production of various thermal detectors and laser diodes. Subsidiary F is jointly controlled and therefore is not consolidated in the Company’s financial statements.
[2]	During 2013, the Company invested in a Korean joint stock corporation, Subsidiary K, approximately $2,500. Subsidiary K, based in South Korea, in which the Company holds 19%, is engaged in the areas of maintenance, repair, assembly and manufacturing of military aircraft avionics. The Company invested approximately additional $1,900 through a convertible bond in Subsidiary K. The convertible bond can be converted into common shares of Subsidiary K following a two-year vesting period. If converted, the Company's holdings in Subsidiary K would reach 50%.
[3]	Subsidiary G and Subsidiary H are U.S. limited liability companies, each held 50% by ESA and 50% by a subsidiary of Rockwell Collins Inc. Subsidiary G and Subsidiary H operate in the area of helmet mounted display systems for fixed-wing military aircraft. Subsidiary G and Subsidiary H are jointly controlled and therefore are not consolidated in the Company’s financial statements.
[4]	Subsidiary I is an Israeli company owned 50.000001% by the Company and 49.99999% by Rafael. Subsidiary I focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Subsidiary I with Rafael, and therefore Subsidiary I is not consolidated in the Company’s financial statements.
[5]	Subsidiary J is a Romanian company held 40% by the Company. Subsidiary J is engaged in the construction of fiber optic-telecommunication networks in Romania.